Revenues and other income (Tables)	6 Months Ended
Jun. 30, 2021
Revenues and other income
Schedule of revenues

			Six months ended June 30,
	Over time	Point in time	2021	2020

			(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees			€232,441	€180,711
Gilead collaboration agreement for filgotinib	Ö		116,744	67,992
Gilead collaboration agreement for drug discovery platform	Ö		115,697	112,719
Milestone payments			19,369	6,996
Gilead collaboration agreement for filgotinib	Ö		19,369	6,996
Reimbursement income			—	6,628
Novartis collaboration agreement for MOR106	Ö		—	6,659
AbbVie collaboration agreement for CF	Ö		—	(31)
Other revenues			43	69
Other revenues		Ö	43	69
Commercial revenues			1,810	—
Sale of goods		Ö	456	—
Royalties		Ö	1,350	—
Other commercial revenues		Ö	4	—
Total revenues			€253,664	€194,404

Schedule of current and non-current deferred income

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for drug discovery platform (1)	Other deferred income (grants)
	(Euro, in thousands)

On January 1, 2021	€2,809,133	€818,654	€1,990,412	€67

Significant financing component (2)	4,770	4,770

Revenue recognition of upfront	(232,441)	(116,744)	(115,697)
Revenue recognition of milestones	(19,369)	(19,369)

Other movements	3,204			3,204

On June 30, 2021	€2,565,292	€687,310	€1,874,714	€3,270

(1)	The outstanding balance at January 1, 2021 and June 30, 2021 comprise the issuance liability for subsequent warrant B and the upfront payment allocated to the drug discovery platform.
(2)	With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a significant financing component reflecting the time value of money on the estimated recognition period.